Equity	6 Months Ended
Jun. 30, 2018
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
Equity
Equity

Issue of ordinary shares related to business combinations
Upon the completion of the merger transaction with Gener8 Maritime Inc. on June 12, 2018, 60,815,764 new ordinary shares were issued at a stock price of USD 9.10 each (see Note 22) resulting in 220,024,713 shares (see Note 14). This resulted in an increase of USD 66.1 million share capital and USD 487.3 million share premium.

Translation reserve
The translation reserve comprises all foreign exchange differences arising from the translation of the financial statements of foreign operations.

Hedging reserve
The Group , through two of its JV companies in connection to the USD 220.0 million facility raised in March 2018 (Note 6), entered in several Interest Rate Swap (IRSs) instruments for a combined notional value of USD 208.8 million (Euronav’s share amounts to 50%). These IRSs have been used to hedge the risk related to the fluctuation of the Libor rate and qualify as hedging instruments in a cash flow hedge relationship under IFRS 9. These instruments have been measured at their fair value; effective changes in fair value have been recognized in OCI and the ineffective portion has been recognized in profit or loss. These IRSs have a remaining duration of four years matching the repayment profile of that facility and mature on July 21, 2022 and September 22, 2022 for FSO Asia and FSO Africa respectively. The fair value of these instruments at June 30, 2018 amounted to USD (320,774) (100%), which was entirely reflected in OCI at the level of the JV companies (Note 23).

The Group, through the acquisition of Gener8 Maritime inc, acquired several IRSs for a combined notional value of USD 668.0 million. These IRSs have been used to hedge the risk related to the fluctuation of the Libor rate and qualify as hedging instruments in a cash flow hedge relationship under IFRS 9. These instruments have been measured at their fair value; effective changes in fair value have been recognized in OCI and the ineffective portion has been recognized in profit or loss. These IRSs have a remaining duration of two years matching the repayment profile of that facility and mature in September, 2020. The fair value of these instruments at June 30, 2018 amounted to USD 11.0 million and USD (201) thousand has been recognized in OCI.

Treasury shares
As of June 30, 2018 Euronav owned 1,042,415 of its own shares. In the six month period ended June 30, 2018 Euronav did not buy back or dispose of any own shares.

Dividends
On May 9, 2018, the Annual Shareholders' meeting approved a full year dividend of USD 0.12 per share. Taking into account the interim dividend approved in August 2017 in the amount of USD 0.06 per share, the dividend paid after the AGM was USD 0.06 per share. The dividend to holders of Euronav shares trading on Euronext Brussels was paid in EUR at the USD/EUR exchange rate of the record date. The total amount of dividends paid in the first six months of 2018 was USD 9.5 million.

Share-based payment arrangements
On December 16, 2013, the Group established a share option program that entitles key management personnel to purchase existing shares in the Company. Under the program, holders of vested options are entitled to purchase shares at the market price of the shares at the grant date. Currently this program is limited to key management personnel. In the six month period ended June 30, 2018, the holders did not exercise any options and 350,000 options were outstanding as of June 30, 2018. The key terms and conditions did not change after December 31, 2013. The compensation expense related to this share option program was recognized in prior periods and therefore, this program did not have any impact on the consolidated statement of profit or loss for the six month period ended June 30, 2018.

Long term incentive plan 2015
The Group's Board of Directors implemented in 2015 a long term incentive plan ('LTIP') for key management personnel. Under the terms of this LTIP, the beneficiaries will obtain 40% of their respective LTIP in the form of Euronav stock options, with vesting over three years and 60% in the form of restricted stock units ('RSU's'), with cliff vesting on the third anniversary. In total 236,590 options and 65,433 RSU's were granted on February 12, 2015. Vested stock options may be exercised until 13 years after the grant date. The stock options have an exercise price of EUR 10.0475 and are equity-settled. As of June 30, 2018, all the stock options remained outstanding but all RSUs were vested in the first quarter of 2018. The fair value of the stock options was measured using the Black Scholes formula. The fair value of the RSUs was measured with reference to the Euronav share price at the grant date. The total employee benefit expense recognized in the consolidated statement of profit or loss in the six month period ended June 30, 2018 with respect to the LTIP 2015 was USD 37 thousand.

Long term incentive plan 2016
The Group's Board of Directors implemented in 2016 an additional long term incentive plan for key management personnel. Under the terms of this LTIP, key management personnel are eligible to receive phantom stock unit grants. Each phantom stock unit grants the holder a conditional right to receive an amount of cash equal to the fair market value of one share of the company on the settlement date. The phantom stock units will mature one-third each year on the second, third and fourth anniversary of the award. In total a number of 54,616 phantom stock units were granted on February 2, 2016 and one-third was vested on the second anniversary. As of June 30, 2018, 36,411 phantom stocks were outstanding. The LTIP 2016 qualifies as a cash-settled share-based payment transaction. The Company recognizes a liability in respect of its obligations under the LTIP 2016, measured based on the Company’s share price at the reporting date, and taking into account the extent to which the services have been rendered to date. The compensation expense recognized in the consolidated statement of profit or loss in the six month period ended June 30, 2018 was USD (0.1) million.

Long term incentive plan 2017
The Group's Board of Directors implemented in 2017 an additional long term incentive plan for key management personnel. Under the terms of this LTIP, key management personnel are eligible to receive phantom stock unit grants. Each phantom stock unit grants the holder a conditional right to receive an amount of cash equal to the fair market value of one share of the company on the settlement date. The phantom stock units will mature one-third each year on the second, third and fourth anniversary of the award. In total a number of 66,449 phantom stock units were granted on February 9, 2017 and all remain outstanding as of June 30, 2018. The LTIP 2017 qualifies as a cash-settled share-based payment transaction. The Company recognizes a liability in respect of its obligations under the LTIP 2017, measured based on the Company’s share price at the reporting date, and taking into account the extent to which the services have been rendered to date. The compensation expense recognized in the consolidated statement of profit or loss in the six month period ended June 30, 2018 was USD 0.2 million.

Long term incentive plan 2018
The Group's Board of Directors implemented in 2018 an additional long term incentive plan for key management personnel. Under the terms of this LTIP, key management personnel are eligible to receive phantom stock unit grants. Each phantom stock unit grants the holder a conditional right to receive an amount of cash equal to the fair market value of one share of the company on the settlement date. The phantom stock units will mature one-third each year on the second, third and fourth anniversary of the award. In total a number of 154,432 phantom stock units were granted on February 16, 2018 and all remain outstanding as of June 30, 2018. The LTIP 2018 qualifies as a cash-settled share-based payment transaction. The Company recognizes a liability in respect of its obligations under the LTIP 2018, measured based on the Company’s share price at the reporting date, and taking into account the extent to which the services have been rendered to date. The compensation expense recognized in the consolidated statement of profit or loss in the six month period ended June 30, 2018 was USD 0.3 million.